SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, ¥ in Millions							1 Months Ended						7 Months Ended	12 Months Ended
	Mar. 14, 2022 USD ($) shares	Mar. 10, 2022 USD ($) shares	Mar. 04, 2022 USD ($)	Nov. 12, 2021 shares	Oct. 14, 2021 USD ($) shares	Mar. 04, 2019 $ / shares shares	Dec. 27, 2022 $ / shares shares	Jan. 20, 2022 USD ($) shares	Oct. 20, 2021 CNY (¥)	Jun. 25, 2021 USD ($) shares	Jun. 21, 2021 USD ($) shares	May 31, 2018 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 31, 2024 USD ($) shares	Apr. 10, 2023 shares	Mar. 31, 2023 USD ($) shares	Apr. 21, 2022 shares	Jan. 12, 2022 USD ($)	Mar. 15, 2021 USD ($) shares	Oct. 25, 2019 USD ($) $ / shares shares	Feb. 09, 2018 $ / shares shares
Cancelled ordinary shares						77,223,100
Preferred shares, shares authorized														500,000		500,000
PRC [Member]
Retained earnings | $														$ 9,200,000
Transfer Agreement with Hekangyuan [Member]
Ordinary shares, shares issued														10,000,000
Equity interest, percentage			100.00%
Consideration amount | $			$ 12,000,000.0
Consideration paid for the equity interests | $			8,000,000.0
Total compensation cost | $			$ 3,560,000
Securities Purchase Agreement [Member]
Ordinary shares issued (in Shares)										1,240,000
Total consideration amount | $										$ 2,157,600
Proceeds from issue of shares | $										$ 2,157,600
Consideration Shares [Member]
Ordinary shares, shares issued						50,000
Equity interest, percentage									70.00%
Preferred shares, shares authorized						100,000,000
Ordinary shares issued (in Shares)													5,100,000
Total purchase consideration amounted | $													$ 10,965,703
Net proceeds | $													$ 10,725,700
Share Capital Restructuring and Class Share Rights [Member] | October 21, 2021 [Member]
Ordinary shares, par value | $														$ 5.0000
Description realted to share capital restructuring and class share rights														US$50,000 divided into 90,000,000 Ordinary Shares with a par value of US$0.0005 each and 10,000,000 Preferred Shares with a par value of US$0.0005 each; to (ii) 70,000,000 Class A Ordinary Shares with a par value of $0.0005 each, 20,000,000 Class B Ordinary Shares with a par value of US$0.0005 each and 10,000,000 Preferred Shares with a par value of US$0.0005 each
Securities Purchase Agreement Non Us person [Member]
Ordinary shares issued (in Shares)		19,200,000						12,500,000
Total consideration amount | $		$ 6,720,000						$ 10,000,000
Proceeds from issue of shares | $		$ 6,720,000						$ 10,000,000
Securities Purchase Agreement and Share Cancellation [Member]
Ordinary shares par value (in Dollars per share) | $ / shares							$ 0.01
Sell of ordinary shares							3,000,000
Purchase price of share | $ / shares							$ 2.00
Cancell number of ordinary shares															1,000,000
Gross proceeds to company from share transaction | $														$ 4,000,000
Statutory Reserve [Member]
Statutory surplus reserve percentage description														statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. In 2019, $56,077 was appropriated by Fujian Happiness to the statutory surplus reserve and the statutory reserve reached 50% of its registered capital. In 2020, no statutory surplus was appropriated. In 2021, $5,558,669 was appropriated by Fujian Happiness to the statutory surplus reserve. The reserved amounts as determined pursuant to PRC statutory laws amounted to nil and $7,622,765 as of March 31, 2024 and 2023
Statutory surplus reserves | $														$ 0		$ 20,714,673
Two Investors[Member]
Cash received from investor | $												$ 627,628
Management And Employees For Service [Member]
Ordinary shares issued (in Shares)																			381,580
Compensation cost | $																			$ 778,423
Employees and a director [Member]
Ordinary shares issued (in Shares)											231,445
Total consideration amount | $											$ 351,796
Equity agreement with Shennong [Member]
Equity interest, percentage									70.00%					100.00%
Consideration amount | ¥									¥ 103.0
Board Of Directors Chairman [Member]
Description realted to one-for-twenty share consolidation and authorized share capital adjustment														Share Consolidation of the Company’s ordinary shares at a ratio of one-for-twenty (the “Share Consolidation”) was effected as determined by the Board of Directors. At the time the Share Consolidation is effective, our authorized ordinary shares will be consolidated at the same ratio. The authorized share capital of the Company shall be decreased from an authorized share capital of US$50,000 divided into 70,000,000 Class A ordinary shares, par value US$0.0005 each, 20,000,000 Class B ordinary shares, par value US$0.0005 each, and 10,000,000 preferred shares with a par value of US$0.0005 each to an authorized share capital of US$50,000 divided into 3,500,000 Class A ordinary shares, par value US$0.01 each, 1,000,000 Class B ordinary shares, par value US$0.01 each, and 500,000 preferred shares, par value US$0.01 each
Equity Transfer Agreement With 2Lab3LLC [Member]
Ordinary shares issued (in Shares)	1,375,000
Compensation cost | $	$ 7,081,250
Total consideration amount | $	$ 6,000,000
Consideration paid for the equity interests ordinary shares	1,375,000
Class A Ordinary Shares
Cancelled ordinary shares						77,223,100
Total consideration amount					$ 99,843				¥ 48.0
Aggregate amount (in Shares)					113,458
Total compensation cost | $																		$ 3,736,320
Issued an aggregate of ordinary shares (in Shares)				4,200,000
Class A Ordinary Shares | Employees [Member]
Total compensation cost | $																		634,592
Aggregate shares | $																		$ 1,133,200
Class A Ordinary Shares | Xuezhu Wang [Member]
Ordinary shares, shares issued																	150,000
Ordinary shares [Member]
Ordinary shares par value (in Dollars per share) | $ / shares						$ 1															$ 1
Additional shares sold						223,100
Ordinary shares, shares issued																					50,000
IPO [Member]
Ordinary shares par value (in Dollars per share) | $ / shares																				$ 0.0005
Ordinary shares, shares authorized																				2,000,000
Share per price (in Dollars per share) | $ / shares																				$ 5.50
Total gross proceeds | $																				$ 11,000,000
Total net proceeds | $																				$ 9,342,339
Warrant Notes Member[Member]
Description realted to underwriter warrants terms and conditions														the Company granted to the underwriters warrants to purchase up to a total of 184,000 ordinary shares (equal to 8% of the aggregate number of ordinary shares sold in the offering, if over-allotment shares are placed by the underwriters. Without over-allotment share issuance, a total of 160,000 warrants will be granted). The warrants will be exercisable at an exercise price equal to one hundred twenty percent (120%) of the offering price, in whole or in parts, at any time from issuance and expire five (5) years from the effective date of the offering
Maximum [Member]
Ordinary shares, shares authorized						90,000,000								100,000,000
Maximum [Member] | Paranovus Entertainment Technology Limited [Member]
Percentage of subsidiaries														49.00%
Minimum [Member]
Ordinary shares, shares authorized						50,000
Preferred shares, shares authorized						10,000,000
Minimum [Member] | Paranovus Entertainment Technology Limited [Member]
Percentage of subsidiaries														30.00%